SCHEDULE OF PRO-FORMA EFFECT OF CONVERSION OF PREFERRED STOCK AND REVERSE STOCK SPLIT ON THE BALANCE SHEET (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Assets	$ 2,312,758	$ 2,190,950		$ 2,603,196
Total Liabilities	7,312,501	7,064,328		5,745,821
Deficiency in Stockholder’s Equity:
Common Stock	101,109	91,926		90,326
Additional paid-in Capital	37,689,363	36,789,057		34,994,471
Accumulated deficit	(42,792,791)	(41,756,926)		(38,229,897)
Total deficiency in stockholders’ equity	(4,999,743)	(4,873,378)	$ (3,719,002)	(3,142,625)	$ (2,538,346)
Total Liabilities and Deficiency in Stockholders’ Equity	2,312,758	2,190,950		2,603,196
Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	100	100		75
Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	2,400	2,400		2,400
Series A Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	76	65
Pro Forma [Member]
Total Assets	2,312,758	2,190,950		2,603,196
Total Liabilities	7,312,501	7,064,328		5,745,821
Deficiency in Stockholder’s Equity:
Common Stock	469	426		348
Additional paid-in Capital	37,792,579	36,883,122		35,086,924
Accumulated deficit	(42,792,791)	(41,756,926)		(38,229,897)
Total deficiency in stockholders’ equity	(4,999,743)	(4,873,378)		(3,142,625)
Total Liabilities and Deficiency in Stockholders’ Equity	2,312,758	2,190,950		2,603,196
Pro Forma [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
Pro Forma [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
Pro Forma [Member] | Series A Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
1:400 Adjustment [Member]
Total Assets
Total Liabilities
Deficiency in Stockholder’s Equity:
Common Stock	(187,546)	(170,130)		(138,653)
Additional paid-in Capital	187,546	170,130		138,653
Accumulated deficit
Total deficiency in stockholders’ equity
Total Liabilities and Deficiency in Stockholders’ Equity
1:400 Adjustment [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
1:400 Adjustment [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
1:400 Adjustment [Member] | Series A Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock
Conversion of Series B and C Preferred Stock [Member]
Total Assets
Total Liabilities
Deficiency in Stockholder’s Equity:
Common Stock				48,675
Additional paid-in Capital				(46,200)
Accumulated deficit
Total deficiency in stockholders’ equity
Total Liabilities and Deficiency in Stockholders’ Equity
Conversion of Series B and C Preferred Stock [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock				(75)
Conversion of Series B and C Preferred Stock [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock				$ (2,400)
Conversion of Preferred Stock [Member]
Total Assets
Total Liabilities
Deficiency in Stockholder’s Equity:
Common Stock		78,630
Additional paid-in Capital		(76,065)
Accumulated deficit
Total deficiency in stockholders’ equity
Total Liabilities and Deficiency in Stockholders’ Equity
Conversion of Preferred Stock [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock		(100)
Conversion of Preferred Stock [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock		(2,400)
Conversion of Preferred Stock [Member] | Series A Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock		(65)
Reverse Stock Split [Member]
Total Assets	2,312,758
Total Liabilities	7,312,501
Deficiency in Stockholder’s Equity:
Common Stock	101,109
Additional paid-in Capital	37,689,363
Accumulated deficit	(42,792,791)
Total deficiency in stockholders’ equity	(4,999,743)
Total Liabilities and Deficiency in Stockholders’ Equity	2,312,758
Reverse Stock Split [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	100
Reverse Stock Split [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	2,400
Reverse Stock Split [Member] | Series A Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	76
Conversion of Series A, B and C Preferred Stock [Member]
Total Assets
Total Liabilities
Deficiency in Stockholder’s Equity:
Common Stock	86,906	78,630
Additional paid-in Capital	(84,330)	(76,065)
Accumulated deficit
Total deficiency in stockholders’ equity
Total Liabilities and Deficiency in Stockholders’ Equity
Conversion of Series A, B and C Preferred Stock [Member] | Series B Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	(100)	(100)
Conversion of Series A, B and C Preferred Stock [Member] | Series C Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	(2,400)	(2,400)
Conversion of Series A, B and C Preferred Stock [Member] | Series A Preferred Stock [Member]
Deficiency in Stockholder’s Equity:
Preferred Stock	$ (76)	$ (65)